Financial risk management (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Financial risk management [Line Items]
Percentage of Financial Liabilities Maturing in Next 12 Months	2.70%
Undrawn borrowing facilities	$ 489,000
Derivatives designated as fair value hedges liability	$ 83,660	$ 29,470
Percentage of Insurance Covers on Risk	80.00%
Liquidity ratio	4.76	5.40
Liquidity risk [member]
Financial risk management [Line Items]
Hedging instrument, assets	$ 549,239	$ 565,295
Cuurency CLP to US Dollar [Member]
Financial risk management [Line Items]
Derivative instruments designated as fair value hedges assets	85,250
Cuurency Euro to US Dollar Member [Member]
Financial risk management [Line Items]
Derivative instruments designated as fair value hedges assets	60,980
Cuurency South African Rand to US Dollar [Member]
Financial risk management [Line Items]
Derivative instruments designated as fair value hedges assets	37,070
Cuurency Chinese renminb to US Dollar [Member]
Financial risk management [Line Items]
Derivative instruments designated as fair value hedges assets	207,640
Cuurency Australian dollar to US Dollar [Member]
Financial risk management [Line Items]
Derivative instruments designated as fair value hedges assets	57,510
Other country currencies [Member]
Financial risk management [Line Items]
Derivative instruments designated as fair value hedges assets	$ 11,950
CHILE
Financial risk management [Line Items]
Average foreign exchange rate	100
Derivatives [member]
Financial risk management [Line Items]
Financial assets, at fair value	$ 81,850	18,410
Adjustments for unrealised foreign exchange losses (gains)	$ 530,000
Derivatives [member] | Interest rate hedging [Member]
Financial risk management [Line Items]
Derivative financial instruments percentage of obligations covered	100.00%
Derivatives [member] | Derivative instruments associated with nominative term deposits [Member] | Hedges of foreign exchange risks [Member]
Financial risk management [Line Items]
Derivative instruments designated as fair value hedges assets	$ 12,610
Derivatives designated as fair value hedges liability		$ 21,000
Percentage of foreign exchange risk associated with nominative term deposits	100.00%